SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Other Accounts Payables and Accruals) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Supplementary Financial Statement Information [Abstract]
Accrued expenses	$ 2,911	$ 1,061
Employees payables	455	459
APA payable	1,200	1,200
Other	375	870
Other accounts payables and accruals	$ 4,941	$ 3,590